Portfolio of Investments
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 62.1%
	Shares	Value ($)
International 16.9%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	50,175,171	755,638,068
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares(a)	8,687,462	97,386,452
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	63,770,392	799,043,010
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	21,532,034	295,419,510
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	23,572,691	231,012,368
Total		2,178,499,408
U.S. Large Cap 37.0%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	9,277,644	325,274,207
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	10,801,826	787,237,091
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	14,126,254	433,958,523
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	35,495,401	543,079,630
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	14,782,590	503,495,030
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares(a),(b)	7,717,364	393,817,067
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares(a),(b)	2,512,452	123,889,004
CTIVP® – MFS® Value Fund, Class 1 Shares(a),(b)	13,857,661	454,808,420
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares(a),(b)	6,030,965	365,958,956
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	15,292,614	462,295,716
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	12,623,513	380,093,982
Total		4,773,907,626
Equity Funds (continued)
	Shares	Value ($)
U.S. Mid Cap 2.9%
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares(a),(b)	1,985,732	91,661,403
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	3,126,279	98,915,470
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	2,652,843	101,338,613
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	2,189,947	89,612,613
Total		381,528,099
U.S. Small Cap 5.3%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	5,022,201	99,238,697
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	2,948,331	90,012,535
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	6,751,822	250,357,575
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	6,942,460	251,247,625
Total		690,856,432
Total Equity Funds (Cost $5,124,934,461)		8,024,791,565

Exchange-Traded Equity Funds 1.3%

U.S. Large Cap 1.3%
SPDR S&P 500 ETF Trust	413,300	163,803,189
Total Exchange-Traded Equity Funds (Cost $72,399,093)		163,803,189

Exchange-Traded Fixed Income Funds 5.7%

Investment Grade 5.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,938,500	252,101,925
Vanguard Intermediate-Term Corporate Bond ETF	5,245,000	487,942,350
Total		740,044,275
Total Exchange-Traded Fixed Income Funds (Cost $721,856,947)		740,044,275

Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
Fixed Income Funds 10.4%
	Shares	Value ($)
Investment Grade 10.4%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	15,826,260	180,419,366
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	9,108,409	91,084,086
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	15,423,598	170,430,761
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	8,430,550	92,230,223
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	16,475,388	188,478,439
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	20,277,656	226,704,196
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	34,756,117	395,177,046
Total		1,344,524,117
Total Fixed Income Funds (Cost $1,271,846,207)		1,344,524,117

Residential Mortgage-Backed Securities - Agency 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/19/2036	2.500%	358,200,000	372,751,875
04/19/2036- 04/14/2051	3.000%	700,721,000	734,520,033
04/14/2051	3.500%	367,000,000	387,543,398
Total Residential Mortgage-Backed Securities - Agency (Cost $1,500,914,359)			1,494,815,306
Options Purchased Puts 1.6%
Value ($)
(Cost $297,323,855)	201,860,355

Money Market Funds 17.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(a),(d)	2,285,107,170	2,284,878,659
Total Money Market Funds (Cost $2,284,735,230)		2,284,878,659
Total Investments in Securities (Cost: $11,274,010,152)		14,254,717,466
Other Assets & Liabilities, Net		(1,342,896,119)
Net Assets		12,911,821,347

At March 31, 2021, securities and/or cash totaling $155,547,289 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Australian Dollar	968	06/2021	USD	73,582,520	—	(576,734)
British Pound	1,188	06/2021	USD	102,323,925	—	(386,474)
Euro FX	962	06/2021	USD	141,197,550	—	(1,257,479)
EURO STOXX 50 Index	2,166	06/2021	EUR	83,737,560	2,261,605	—
Japanese Yen	2,329	06/2021	USD	263,045,994	—	(5,074,228)
New Zealand Dollar	100	06/2021	USD	6,983,000	—	(184,370)
OMXS30 Index	505	04/2021	SEK	110,456,125	189,704	—
Russell 2000 Index E-mini	969	06/2021	USD	107,680,125	—	(1,580,127)
S&P 500 Index E-mini	7,309	06/2021	USD	1,449,886,330	23,613,330	—
SPI 200 Index	653	06/2021	AUD	110,454,950	476,884	—
SPI 200 Index	53	06/2021	AUD	8,964,950	—	(2,896)
TOPIX Index	1,465	06/2021	JPY	28,626,100,000	6,622,142	—
U.S. Long Bond	1,129	06/2021	USD	174,536,344	—	(7,405,960)
2	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	1,470	06/2021	USD	192,478,125	—	(5,033,016)
U.S. Treasury 2-Year Note	991	06/2021	USD	218,740,023	—	(210,823)
U.S. Treasury 5-Year Note	1,940	06/2021	USD	239,392,970	—	(3,065,051)
U.S. Ultra Treasury Bond	537	06/2021	USD	97,314,469	—	(5,740,315)
Total					33,163,665	(30,517,473)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Canadian Dollar	(260)	06/2021	USD	(20,688,200)	—	(153,088)
DAX Index	(1)	06/2021	EUR	(375,725)	—	(15,394)
FTSE 100 Index	(10)	06/2021	GBP	(667,950)	2,425	—
Hang Seng Index	(425)	04/2021	HKD	(601,715,000)	—	(1,670,972)
MSCI Singapore Index	(361)	04/2021	SGD	(12,921,995)	—	(128,568)
S&P/TSX 60 Index	(585)	06/2021	CAD	(129,998,700)	121,534	—
Swiss Franc	(70)	06/2021	USD	(9,270,625)	116,984	—
Total					240,943	(1,968,022)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	JPMorgan	USD	1,609,020,450	4,050	3,000.00	12/16/2022	95,199,500	62,653,500
S&P 500 Index	JPMorgan	USD	1,728,207,150	4,350	2,900.00	12/16/2022	99,158,444	59,595,000
S&P 500 Index	JPMorgan	USD	913,764,700	2,300	3,100.00	12/16/2022	55,533,637	40,054,500
S&P 500 Index	JPMorgan	USD	655,526,850	1,650	3,200.00	12/16/2022	34,056,114	32,191,500
S&P 500 Index	JPMorgan	USD	241,949,001	609	2,800.00	12/16/2022	13,376,160	7,365,855
Total							297,323,855	201,860,355

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 36	Morgan Stanley	06/20/2026	1.000	Quarterly	0.54	USD	150,000,000	306,008	—	—	306,008	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	1,916,223,592	869,364,292	(500,728,014)	18,789	2,284,878,659	—	(18,790)	450,310	2,285,107,170
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	303,650,420	198,778	(96,959)	21,521,968	325,274,207	—	1,550	—	9,277,644
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	1,107,726,311	—	(213,892,178)	(106,597,042)	787,237,091	—	185,510,053	—	10,801,826
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 Shares
	275,798,928	—	(167,648,217)	(108,150,711)	—	—	114,839,086	—	—
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	234,025,179	444,227	(47,311,156)	(6,738,884)	180,419,366	—	4,707,444	—	15,826,260
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	363,085,688	53,697,541	—	17,175,294	433,958,523	—	—	—	14,126,254
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	68,100,159	23,539,607	(10,308)	(545,372)	91,084,086	—	(356)	—	9,108,409
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	129,021,902	59,218,765	—	(17,809,906)	170,430,761	—	—	—	15,423,598
Columbia Variable Portfolio – Mid Cap Growth Fund, Class 1 Shares
	105,418,743	57,295	(7,479,825)	(6,334,810)	91,661,403	—	9,703,622	—	1,985,732
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	544,202,030	173,513,083	—	37,922,955	755,638,068	—	—	1,499,278	50,175,171
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	311,078,779	196,558,810	—	35,442,041	543,079,630	—	—	—	35,495,401
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	289,603,280	167,289,753	(6,918,803)	53,520,800	503,495,030	—	(344,350)	—	14,782,590
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	106,902,559	—	(15,014,223)	7,027,134	98,915,470	—	6,678,994	—	3,126,279
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	90,739,070	—	(8,720,500)	17,220,127	99,238,697	—	2,889,868	—	5,022,201
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	98,086,081	104,328	(5,961,396)	(2,216,478)	90,012,535	—	5,226,956	—	2,948,331
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	67,678,019	23,792,337	(13,942)	773,809	92,230,223	—	24	—	8,430,550
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	163,534,496	28,748,110	(18,377)	(3,785,790)	188,478,439	—	(398)	—	16,475,388
CTIVP® – Lazard International Equity Advantage Fund, Class 1 Shares
	321,456,185	7,707,093	(199,267,699)	(32,509,127)	97,386,452	—	36,546,443	7,707,093	8,687,462
CTIVP® – Loomis Sayles Growth Fund, Class 1 Shares
	329,106,610	52,621,567	—	12,088,890	393,817,067	—	—	—	7,717,364
CTIVP® – Los Angeles Capital Large Cap Growth Fund, Class 1 Shares
	278,885,096	—	(60,065,204)	(94,930,888)	123,889,004	—	102,666,778	—	2,512,452
CTIVP® – MFS® Value Fund, Class 1 Shares
	217,421,906	207,164,072	(344,568)	30,567,010	454,808,420	—	19,405	—	13,857,661
4	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – Morgan Stanley Advantage Fund, Class 1 Shares
	341,198,444	35,309,283	—	(10,548,771)	365,958,956	—	—	—	6,030,965
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	262,663,991	154,389,136	(547,248)	45,789,837	462,295,716	—	30,470	—	15,292,614
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	247,390,833	540,803	(14,093,293)	(7,134,147)	226,704,196	—	139,143	—	20,277,656
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	153,354,325	—	(45,850,733)	(6,164,979)	101,338,613	—	28,143,876	—	2,652,843
CTIVP® – Wells Fargo Short Duration Government Fund, Class 1 Shares
	24,294,678	—	(23,959,165)	(335,513)	—	—	288,628	—	—
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	155,928,237	79,590	(30,163,336)	(36,231,878)	89,612,613	—	37,804,184	—	2,189,947
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	399,965,749	7,293,663	—	(12,082,366)	395,177,046	—	—	—	34,756,117
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	427,768,413	2,855,083	(42,023,882)	(8,505,632)	380,093,982	—	37,990,799	—	12,623,513
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	787,762,864	163,037,884	(173,676,484)	21,918,746	799,043,010	—	(2,252,321)	14,323,870	63,770,392
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	279,608,758	19,668,470	—	(3,857,718)	295,419,510	—	—	198,822	21,532,034
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	280,897,012	12,659,764	(83,073,192)	20,528,784	231,012,368	—	(7,750,898)	5,003,541	23,572,691
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	235,039,270	18,401,310	(13,206,491)	10,123,486	250,357,575	—	3,638,792	—	6,751,822
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	195,616,323	16,544,186	(302,845)	39,389,961	251,247,625	—	19,705	—	6,942,460
Total	11,113,233,930			(93,450,381)	11,654,194,341	—	566,478,707	29,182,914

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2021.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Managed Volatility Growth Fund, March 31, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Variable Portfolio – Managed Volatility Growth Fund | Quarterly Report 2021

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1QT7047_03_L01_(03/21)